FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Long-term investments	$ 4,151	$ 1,247
Amounts receivable	12,003	3,350
Accounts payable and accrued liabilities	14,204	10,292
MXN [Member]
Statement [Line Items]
Cash	29,172	13,989
Due from related parties	4,026	2,287
Long-term investments	0	0
Reclamation bonds	0	0
Amounts receivable	11,461	3,599
Accounts payable and accrued liabilities	(73,792)	(65,989)
Due to related parties	0	0
Finance lease obligations	(4,320)	(2,031)
Net exposure	(33,453)	(48,145)
US dollar equivalent	(1,863)	(2,349)
CDN [Member]
Statement [Line Items]
Cash	1,710	396
Due from related parties	0	0
Long-term investments	5,690	1,742
Reclamation bonds	6	6
Amounts receivable	30	24
Accounts payable and accrued liabilities	(311)	(46)
Due to related parties	(135)	(136)
Finance lease obligations	(430)	(549)
Net exposure	6,560	1,437
US dollar equivalent	$ 4,785	$ 998